Acquisitions and Divestitures - 2013 Dispositions Assets (Details) $ in Thousands	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2013 USD ($)	Aug. 31, 2013 USD ($) a item	Jun. 30, 2013 USD ($) a item	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Disposition
Proceeds from sales of oil and natural gas properties								$ 2,691	$ 72,382	$ 46,316
Gain (loss) on disposal of oil and gas properties								$ 2,439	$ (2,096)	$ 16,756
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. | Wolfbone prospect
Disposition
Proceeds from sales of oil and natural gas properties	$ 28,700
Gain (loss) on disposal of oil and gas properties	$ 7,700
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. | Midland County
Disposition
Proceeds from sales of oil and natural gas properties		$ 17,100
Gain (loss) on disposal of oil and gas properties		$ 7,900
Area of land (in acres) | a		1,951
Area of land, net (in acres) | a		1,617
Number of wells | item		10
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. | Glasscock And Midland Counties
Disposition
Proceeds from sales of oil and natural gas properties			$ 300
Gain (loss) on disposal of oil and gas properties			$ (300)
Area of land (in acres) | a			320
Area of land, net (in acres) | a			187
Number of wells | item			2
Centennial Resource Production, LLC (Centennial OpCo)
Disposition
Proceeds from sales of oil and natural gas properties							$ 2,691
Gain (loss) on disposal of oil and gas properties				$ 15	$ 9	$ 11	$ 2,688